Investments in associates and joint ventures	12 Months Ended
Dec. 31, 2025
Disclosure of associates [abstract]
Investments in associates and joint ventures

21. Investments in associates and joint ventures

	Associates £m	Joint ventures £m	2025 Total £m	Associates £m	Joint ventures £m	2024 Total £m
1 January	96	–	96	55	–	55
Exchange adjustments	3	–	3	(3)	–	(3)
Additions	–	–	–	43	–	43
Disposals	–	–	–	(2)	–	(2)
Distributions received	(67)	–	(67)	(15)	–	(15)
Net fair value movements through other comprehensive income	56	–	56	21	–	21
Profit/(loss) after tax recognised in the consolidated income statement	1	–	1	(3)	–	(3)
31 December	89	–	89	96	–	96
Please refer to the income statement information in Note 13, 'Associates and joint ventures'.